SCHEDULE OF RECOGNIZED SHARE-BASED COMPENSATION (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 24, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total		$ 537,434	$ 538,107	$ 1,074,868	$ 879,062	$ 1,960,694	$ 988,471
Director and Chief Executive Officer [Member]
Total		245,767	246,440	491,534	490,173	988,471	988,471
Officer [Member]
Total	$ 1,400,000	175,000	175,000	350,000	233,333	583,333
Consultants [Member]
Total		$ 116,667	$ 116,667	$ 233,334	$ 155,556	$ 388,890